Dreyfus Municipal Funds, Inc.

 -Dreyfus AMT-Free Municipal Bond Fund (“DAFMBF”)

Incorporated herein by reference is revised version of the prospectus for DAFMBF, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 5, 2012 (SEC Accession No. 0000914775-12-000010).

INDEX OF EXHIBITS

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Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.